ADVANCES AND NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended			12 Months Ended
	Mar. 02, 2023	Jan. 13, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Offsetting Assets [Line Items]
Interest paid								$ 50,000
Accrued Interest								0
Related party advances						$ 368,172		193,739
Payments to Acquire Software			$ 50,000
Repayments of notes payable				$ 10,000					$ (30,000)
Subsequent Event [Member]
Offsetting Assets [Line Items]
Related party advances					$ 10,000	246,645
Share Purchase Agreement [Member] | Pickpocket, Inc. [Member]
Offsetting Assets [Line Items]
Voting percentage		80.00%
Purchase price		$ 1,000,000.0
Transactions costs		$ 1,000,000.0
Interest rate		5.00%
Interest paid						12,500	$ 12,500
Accrued Interest						$ 12,500
Revenue Purchase Agreement [Member] | Third Party [Member]
Offsetting Assets [Line Items]
Proceeds from loan	$ 120,000
Periodic payment	$ 4,700
Revenue Purchase Agreement [Member] | Subsequent Event [Member] | Third Party [Member]
Offsetting Assets [Line Items]
Proceeds from loan					$ 200,000